Shareholder Report, Holdings (Details)	Dec. 31, 2024
CTIVP – TCW Core Plus Bond Fund - Class 1 | U.S. Treasury 12/31/2029 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP – TCW Core Plus Bond Fund - Class 1 | U.S. Treasury 11/15/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CTIVP – TCW Core Plus Bond Fund - Class 1 | U.S. Treasury 11/15/2034 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP – TCW Core Plus Bond Fund - Class 1 | U.S. Treasury 11/15/2044 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Uniform Mortgage-Backed Security TBA 01/14/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP – TCW Core Plus Bond Fund - Class 1 | U.S. Treasury 12/31/2026 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Federal National Mortgage Association 04/01/2052 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP – TCW Core Plus Bond Fund - Class 1 | U.S. Treasury 11/30/2029 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Government National Mortgage Association TBA 01/21/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Government National Mortgage Association TBA 01/21/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CTIVP – TCW Core Plus Bond Fund - Class 1 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
CTIVP – TCW Core Plus Bond Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
CTIVP – TCW Core Plus Bond Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
CTIVP – TCW Core Plus Bond Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP – TCW Core Plus Bond Fund - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CTIVP – TCW Core Plus Bond Fund - Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CTIVP – TCW Core Plus Bond Fund - Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP – TCW Core Plus Bond Fund - Class 1 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
CTIVP – TCW Core Plus Bond Fund - Class 1 | U. S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CTIVP – TCW Core Plus Bond Fund - Class 1 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
CTIVP – TCW Core Plus Bond Fund - Class 2 | U.S. Treasury 12/31/2029 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP – TCW Core Plus Bond Fund - Class 2 | U.S. Treasury 11/15/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CTIVP – TCW Core Plus Bond Fund - Class 2 | U.S. Treasury 11/15/2034 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP – TCW Core Plus Bond Fund - Class 2 | U.S. Treasury 11/15/2044 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Uniform Mortgage-Backed Security TBA 01/14/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP – TCW Core Plus Bond Fund - Class 2 | U.S. Treasury 12/31/2026 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Federal National Mortgage Association 04/01/2052 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP – TCW Core Plus Bond Fund - Class 2 | U.S. Treasury 11/30/2029 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Government National Mortgage Association TBA 01/21/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Government National Mortgage Association TBA 01/21/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CTIVP – TCW Core Plus Bond Fund - Class 2 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
CTIVP – TCW Core Plus Bond Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
CTIVP – TCW Core Plus Bond Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
CTIVP – TCW Core Plus Bond Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP – TCW Core Plus Bond Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CTIVP – TCW Core Plus Bond Fund - Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CTIVP – TCW Core Plus Bond Fund - Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP – TCW Core Plus Bond Fund - Class 2 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
CTIVP – TCW Core Plus Bond Fund - Class 2 | U. S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CTIVP – TCW Core Plus Bond Fund - Class 2 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%